Transition to new accounting standards - IFRS 16: Impact of transition (Details) - GBP (£) £ in Millions	Mar. 31, 2020	Apr. 01, 2019	Mar. 31, 2019	Apr. 01, 2018	Mar. 31, 2018	Mar. 31, 2017
Property, plant and equipment – Right-of-use assets
Land and buildings		£ 2,941	£ 2,560
Plant and machinery		36,656	36,589
Assets in the course of construction		4,425	4,425
Motor vehicles and office equipment		359	339
Total property, plant and equipment	£ 48,770	44,381	43,913	£ 39,853	£ 39,853
Borrowings – Lease liabilities
Current	(112)	(113)	(65)
Non-current	(623)	(631)	(205)
Total lease liabilities	(735)	(744)	(270)
Other liabilities
Trade and other payables	(3,602)	(3,766)	(3,769)	(3,394)	(3,453)
Other non-current liabilities	(891)	(805)	(808)	(750)	(1,317)
Net assets	19,584	19,369	19,369	18,652	18,848
Equity
Total equity	£ 19,584	19,369	£ 19,369	£ 18,652	£ 18,848	£ 20,384
IFRS 16
Borrowings – Lease liabilities
Total lease liabilities		(474)
IFRS 16 | Scenario, Adjustment
Property, plant and equipment – Right-of-use assets
Land and buildings		381
Plant and machinery		67
Assets in the course of construction		0
Motor vehicles and office equipment		20
Total property, plant and equipment		468
Borrowings – Lease liabilities
Current		(48)
Non-current		(426)
Total lease liabilities		(474)
Other liabilities
Trade and other payables		3
Other non-current liabilities		3
Net assets		0
Equity
Total equity		£ 0